UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $153,719 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD          COM             008474108      129      892 SH  PUT  SOLE                      892
AMAG PHARMACEUTICALS INC        COM             00163U106    12888   225306 SH       SOLE                   225306
AMYLIN PHARMACEUTICALS INC      COM             032346108     2140     2342 SH  CALL SOLE                     2342
ANIXTER INTL INC                COM             035290105     9632   116823 SH       SOLE                   116823
ARCELOR MITTAL                  NY REGISTRY SH  03937E101       66     1370 SH  PUT  SOLE                     1370
ATLAS AIR WORLDWIDE HLDGS IN    COM NEW         049164205     9043   175150 SH       SOLE                   175150
BARRICK GOLD CORP               COM             067901108       40      528 SH  PUT  SOLE                      528
CHARMING SHOPPES INC            COM             161133103      140      800 SH  PUT  SOLE                      800
DIANA SHIPPING INC              COM             Y2066G104      761    26700 SH       SOLE                    26700
DYNEGY INC DEL                  CL A            26817G102      760     4471 SH  CALL SOLE                     4471
DYNEGY INC DEL                  CL A            26817G102     9240  1000000 SH       SOLE                  1000000
EXELON CORP                     COM             30161N101     5652    75000 SH       SOLE                    75000
FIRST HORIZON NATL CORP         COM             320517105      150      155 SH  PUT  SOLE                      155
GENCO SHIPPING & TRADING LTD    SHS             Y2685T107     3277    50000 SH       SOLE                    50000
GLOBALSANTAFE CORP              SHS             G3930E101      916      944 SH  CALL SOLE                      944
HOVNANIAN ENTERPRISES INC       CL A            442487203      509     1589 SH  PUT  SOLE                     1589
ISHARES INC                     MSCI CDA INDEX  464286509      105     1665 SH  PUT  SOLE                     1665
ISHARES TR                      RUSSELL 2000    464287655     1086     7991 SH  PUT  SOLE                     7991
LILLY ELI & CO                  COM             532457108      155      860 SH  CALL SOLE                      860
MARSHALL & ILSLEY CORP          COM             571834100    10294   235190 SH       SOLE                   235190
METABOLIX INC                   COM             591018809     3455   142400 SH       SOLE                   142400
MIRAMAR MINING CORP             COM             60466E100     2753   582000 SH       SOLE                   582000
MSC SOFTWARE CORP               COM             553531104    16723  1227791 SH       SOLE                  1073991
NORFOLK SOUTHERN CORP           COM             655844108     4864    93700 SH       SOLE                    93700
PACIFIC RIM MNG CORP            COM NEW         694915208      925   813200 SH       SOLE                   813200
PEACE ARCH ENTMT GROUP INC      COM             704586304     2036   864000 SH       SOLE                   864000
PHASE FORWARD INC               COM             71721R406    10249   512200 SH       SOLE                   512200
POST PPTYS INC                  COM             737464107       28      250 SH  CALL SOLE                      250
PPL CORP                        COM             69351T106     5278   114000 SH       SOLE                   114000
PSYCHIATRIC SOLUTIONS INC       COM             74439H108     2828    72000 SH       SOLE                    72000
RELIANCE STEEL & ALUMINUM CO    COM             759509102    13496   238700 SH       SOLE                   238700
SAVIENT PHARMACEUTICALS INC     COM             80517Q100     6610   454273 SH       SOLE                   454273
SHAW GROUP INC                  COM             820280105     8796   151400 SH       SOLE                   151400
SOUTHERN COPPER CORP            COM             84265V105       50      325 SH  PUT  SOLE                      325
SPRINT NEXTEL CORP              COM FON         852061100      193     2140 SH  CALL SOLE                     2140
STANDARD PAC CORP NEW           COM             85375C101      119    21700 SH       SOLE                    21700
STANDARD PAC CORP NEW           COM             85375C101      156      293 SH  PUT  SOLE                      293
TRANSOCEAN INC                  ORD             G90078109     6568    58100 SH       SOLE                    58100
TRANSOCEAN INC                  ORD             G90078109      326      465 SH  CALL SOLE                      465
TRIZETTO GROUP INC              COM             896882107     1051    60000 SH       SOLE                    60000
UAL CORP                        COM NEW         902549807       53      381 SH  PUT  SOLE                      381
UNITED STATES STL CORP NEW      COM             912909108       91      381 SH  CALL SOLE                      381
UNITED STATES STL CORP NEW      COM             912909108        7      270 SH  PUT  SOLE                      270
WELLS FARGO & CO NEW            COM             949746101       81      700 SH  PUT  SOLE                      700